Label	Element	Value
TIAA-CREF Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of emerging markets equity investments.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2022, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of emerging market issuers or in instruments with economic characteristics similar to emerging market equity securities. The Fund considers an “emerging market security” to be a security that is principally traded on a securities exchange of an emerging market or that is issued by an issuer that has primary operations in an emerging market. The Fund generally defines an “emerging market” as any of the countries or markets represented in the Fund’s benchmark index, the MSCI Emerging Markets® Index (“MSCI EM Index”), or any other country or market with similar emerging characteristics. The stock selection decisions of the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), drive Advisors’ country and regional asset allocations for the Fund. However, Advisors regularly compares the Fund’s sector and country exposure against the MSCI EM Index to assess its comparative investment exposures. Advisors looks for companies of any size that it believes have sustainable earnings growth, focused management with successful track records, unique and easy-to-understand franchises (brands), stock prices that do not fully reflect the stock’s potential value (based on current earnings, assets, and long-term growth prospects), and consistent generation of free cash flow. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries. The Fund currently invests a significant portion of its assets in companies in the information technology sector, although this may change over time.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives and may not produce expected returns.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory,

currency, market or economic developments as well as armed conflicts and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other restrictions by the United States or other governments may also negatively impact the Fund’s investments. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. The type and severity of sanctions and other measures that may be imposed could vary broadly in scope, and their impact is impossible to predict.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect the Fund’s ability to evaluate potential portfolio companies. As a result, there could be less information available about issuers in emerging market countries, which could negatively affect Advisors’ ability to evaluate local companies or their potential impact on the Fund’s performance. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Moreover, legal remedies for investors in emerging markets may be more limited, and U.S. authorities may have less ability to bring actions against bad actors in emerging market countries. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies often have lower overall liquidity than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Advisors deems it appropriate.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

• Currency Risk—The risk that foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivative instruments that provide exposure to foreign currencies.

• Derivatives Risk—The risks associated with investing in derivatives and other similar instruments (referred to collectively as “derivatives”) may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, including leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might be particularly susceptible to liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement, Retail and Class W classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2022, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)Emerging Markets Equity Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 23.74%, for the quarter ended June 30, 2020. Worst quarter: -28.45%, for the quarter ended March 31, 2020.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2022
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the benchmark index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

TIAA-CREF Emerging Markets Equity Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index
1 Year	rr_AverageAnnualReturnYear01	(20.09%)
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
10 Years	rr_AverageAnnualReturnYear10	1.44%
TIAA-CREF Emerging Markets Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2013	rr_AnnualReturn2013	(0.37%)
Annual Return 2014	rr_AnnualReturn2014	(7.75%)
Annual Return 2015	rr_AnnualReturn2015	(12.85%)
Annual Return 2016	rr_AnnualReturn2016	5.96%
Annual Return 2017	rr_AnnualReturn2017	45.45%
Annual Return 2018	rr_AnnualReturn2018	(18.11%)
Annual Return 2019	rr_AnnualReturn2019	28.62%
Annual Return 2020	rr_AnnualReturn2020	18.23%
Annual Return 2021	rr_AnnualReturn2021	(16.62%)
Annual Return 2022	rr_AnnualReturn2022	(20.02%)
Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.74%
Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.45%)
1 Year	rr_AverageAnnualReturnYear01	(20.02%)
5 Years	rr_AverageAnnualReturnYear05	(3.65%)
10 Years	rr_AverageAnnualReturnYear10	0.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
TIAA-CREF Emerging Markets Equity Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.91%)
5 Years	rr_AverageAnnualReturnYear05	(5.43%)
10 Years	rr_AverageAnnualReturnYear10	(0.81%)
TIAA-CREF Emerging Markets Equity Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.72%)
5 Years	rr_AverageAnnualReturnYear05	(2.63%)
10 Years	rr_AverageAnnualReturnYear10	0.31%
TIAA-CREF Emerging Markets Equity Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect estimate for the current fiscal year.
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	$ 1,201
1 Year	rr_AverageAnnualReturnYear01	(20.13%)
5 Years	rr_AverageAnnualReturnYear05	(3.71%)
10 Years	rr_AverageAnnualReturnYear10	0.20%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2015
TIAA-CREF Emerging Markets Equity Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.05%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	$ 1,283
1 Year	rr_AverageAnnualReturnYear01	(20.03%)
5 Years	rr_AverageAnnualReturnYear05	(3.73%)
10 Years	rr_AverageAnnualReturnYear10	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
TIAA-CREF Emerging Markets Equity Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.15%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	$ 1,398
1 Year	rr_AverageAnnualReturnYear01	(20.14%)
5 Years	rr_AverageAnnualReturnYear05	(3.78%)
10 Years	rr_AverageAnnualReturnYear10	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
TIAA-CREF Emerging Markets Equity Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.30%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	$ 1,568
1 Year	rr_AverageAnnualReturnYear01	(20.29%)
5 Years	rr_AverageAnnualReturnYear05	(4.02%)
10 Years	rr_AverageAnnualReturnYear10	(0.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2010
TIAA-CREF Emerging Markets Equity Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.84%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.90%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[1],[4]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	none
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
1 Year	rr_AverageAnnualReturnYear01	(19.38%)
5 Years	rr_AverageAnnualReturnYear05	(2.93%)	[3]
10 Years	rr_AverageAnnualReturnYear10	0.62%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018

[1]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.95% of average daily net assets for Institutional Class shares; (ii) 1.10% of average daily net assets for Advisor Class shares; (iii) 1.10% of average daily net assets for Premier Class shares; (iv) 1.20% of average daily net assets for Retirement Class shares; (v) 1.30% of average daily net assets for Retail Class shares; and (vi) 0.95% of average daily net assets for Class W shares of the Fund. These expense reimbursement arrangements will continue through at least February 29, 2024, unless changed with approval of the Board of Trustees.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

[4]

Teachers Advisors, LLC has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Teachers Advisors, LLC expects these waiver and/or reimbursement arrangements to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.